UAM FUNDS
                      THE McKEE PORTFOLIOS
                   INSTITUTIONAL CLASS SHARES

                 MCKEE U.S. GOVERNMENT PORTFOLIO
                 MCKEE DOMESTIC EQUITY PORTFOLIO
              MCKEE INTERNATIONAL EQUITY PORTFOLIO

       SUPPLEMENT TO THE PROSPECTUS DATED JANUARY 3, 1997

     The information relating to the International Equity Portfolio (the "Portfolio") under "Investment Policies" on Page 10 of the Prospectus is hereby amended to reflect that the Portfolio will generally hold more than 50 stocks selected from at least 15 countries.


January 23, 1997